Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 4,010,272	$ 2,394,323
New assets purchased	14,708,776
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)	(11,440,253)	(5,694,456)
Changes due to modifications not derecognized	100,401	2,273,857
Write-off
Other adjustments	(216,654)	(657,908)
Ending balance	7,162,542	4,010,272
ECL [Member]
Beginning balance	456	258
New assets purchased	1,965	816
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)	(1,501)	(614)
Changes due to modifications not derecognized	219	67
Write-off
Other adjustments	(1)	(71)
Ending balance	1,138	456
Expected Credit Losses Stage1 [Member]
Beginning balance	4,010,272	2,394,323
New assets purchased	14,708,776
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)	(11,440,253)	(5,694,456)
Changes due to modifications not derecognized	100,401	394,648
Write-off
Other adjustments	(216,654)	(657,908)
Ending balance	7,162,542	4,010,272
Expected Credit Losses Stage1 [Member] | ECL [Member]
Beginning balance	456	258
New assets purchased	1,965	816
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)	(1,501)	(614)
Changes due to modifications not derecognized	219	67
Write-off
Other adjustments	(1)	(71)
Ending balance	1,138	456
Expected Credit Losses Stage2 [Member]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Write-off
Other adjustments
Ending balance
Expected Credit Losses Stage2 [Member] | ECL [Member]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Write-off
Other adjustments
Ending balance
Expected Credit Losses Stage3 [Member]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Write-off
Other adjustments
Ending balance
Expected Credit Losses Stage3 [Member] | ECL [Member]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Write-off
Other adjustments
Ending balance